Stockholder Rights Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 purchase_right vote $ / shares $ / Warrant shares
Equity [Abstract]
Common stock, number of preferred stock purchase rights per share of common stock held | purchase_right	1
Portion of preferred share purchase right entitled to holder | shares	0.0001
Purchase price of Preferred Stock as per plan	$ 325
Common stock, number of voting rights per share of common stock held | vote	1
Percentage common stock to acquired to exercise stock rights	20.00%
Price worth of surviving company common stock | $ / Warrant	300.00
Purchase price of Preferred Stock as per plan if acquired	$ 150.00
Redemption price of stock holder rights plan	$ 0.01
Percentage of beneficial ownership	20.00%